Touchstone Mid Cap Value Fund Annual Fund Operating Expenses - Touchstone Mid Cap Value Fund	Sep. 30, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 29, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	1.17%	[2],[3]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	1.03%
Other Expenses (as a percentage of Assets):	1.05%
Expenses (as a percentage of Assets)	2.69%
Fee Waiver or Reimbursement	(0.77%)	[2]
Net Expenses (as a percentage of Assets)	1.92%	[2],[3]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.44%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	0.94%	[2],[3]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.84%	[2],[3]

[1]	Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective June 1, 2025.
[2]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.15%, 1.90%, 0.92%, and 0.82% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through June 29, 2026, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024 due to contractual changes in the Fund’s expense limitation agreement effective June 1, 2025.